Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Austria (0.5%)
*	Erste Group Bank AG	506,177	15,458
	OMV AG	252,126	10,580
	Verbund AG	117,322	10,574
	voestalpine AG	204,166	7,452
	Wienerberger AG	200,125	6,797
	ANDRITZ AG	124,444	5,912
	CA Immobilien Anlagen AG	122,870	5,292
*	Raiffeisen Bank International AG	228,682	4,470
*,1	BAWAG Group AG	101,068	4,394
*	IMMOFINANZ AG	148,976	3,147
*	Lenzing AG	24,334	3,129
	Mayr Melnhof Karton AG	15,356	3,050
[2]	Oesterreichische Post AG	57,289	2,423
	S IMMO AG	95,069	2,049
	Telekom Austria AG Class A	238,197	1,813
	Vienna Insurance Group AG Wiener Versicherung Gruppe	67,243	1,721
	EVN AG	64,257	1,501
	UNIQA Insurance Group AG	192,521	1,491
	Strabag SE (Bearer)	27,460	946
*,2	DO & CO AG	11,818	808
	Schoeller-Bleckmann Oilfield Equipment AG	20,614	774
	Palfinger AG	18,191	648
*	Flughafen Wien AG	18,156	621
	Agrana Beteiligungs AG	20,181	429
*	Zumtobel Group AG	50,803	419
*,2	Porr AG	17,371	292
			96,190
Belgium (1.8%)
*	Anheuser-Busch InBev SA	1,476,217	92,666
*	KBC Group NV	487,685	34,009
*	Argenx SE	83,828	24,444
	UCB SA	213,704	22,130
	Umicore SA	364,163	20,626
	Groupe Bruxelles Lambert SA	190,449	18,839
	Ageas SA	315,968	16,177
	Solvay SA	123,391	14,035
	Sofina SA	27,216	8,798
	Warehouses De Pauw CVA	238,239	8,554
	Elia Group SA	62,397	7,509
	Aedifica SA	59,168	7,140
	Cofinimmo SA	47,702	7,131
	Ackermans & van Haaren NV	39,441	6,028

		Shares	Market Value ($000)
	Etablissements Franz Colruyt NV	89,897	5,545
	Proximus SADP	250,634	5,282
	Melexis NV	33,490	3,744
	Telenet Group Holding NV	81,241	3,462
	D'ieteren SA NV	40,487	3,192
	Euronav NV	364,273	2,919
	Montea CVA	23,113	2,818
	Fagron	108,411	2,681
*	KBC Ancora	64,974	2,534
	Barco NV	121,783	2,353
	VGP NV	13,588	2,227
*	bpost SA	178,865	2,116
	Bekaert SA	61,409	2,112
*	Tessenderlo Group SA	47,551	2,029
	Gimv NV	33,329	1,987
	Shurgard Self Storage SA	44,720	1,968
	Befimmo SA	39,011	1,659
	Xior Student Housing NV	27,169	1,659
*	Ontex Group NV	142,249	1,613
*	AGFA-Gevaert NV	292,316	1,354
	Retail Estates NV	18,264	1,332
	Orange Belgium SA	48,428	1,306
*	Cie d'Entreprises CFE	12,004	1,218
*,2	Kinepolis Group NV	22,866	935
	Econocom Group SA NV	229,655	710
*,2	Mithra Pharmaceuticals SA	26,219	630
	Van de Velde NV	9,899	262
	Wereldhave Belgium Comm VA	4,102	218
			347,951
Denmark (3.7%)
	Novo Nordisk A/S Class B	2,869,635	199,922
	Vestas Wind Systems A/S	359,642	77,222
[1]	Orsted AS	335,248	63,673
	DSV PANALPINA A/S	357,907	55,843
*	Genmab A/S	105,002	41,806
	Coloplast A/S Class B	237,283	35,419
	Carlsberg AS Class B	176,416	25,773
	Novozymes A/S Class B	362,474	21,755
	AP Moller - Maersk A/S Class B	10,357	21,275
*	Danske Bank A/S	1,177,216	20,041
	GN Store Nord AS	230,502	17,560
*	Chr Hansen Holding A/S	182,731	16,531
*	Pandora A/S	168,864	16,249
	AP Moller - Maersk A/S Class A	7,582	14,301
	Ambu A/S Class B	296,426	13,959
	SimCorp A/S	70,954	9,184
	Royal Unibrew A/S	86,695	8,558
	Tryg A/S	253,744	7,894
*,2	Demant A/S	187,256	6,712
*	ISS A/S	328,383	5,640
*,1	Netcompany Group A/S	58,661	5,472
	Ringkjoebing Landbobank A/S	52,247	4,590
*	ALK-Abello A/S	11,674	4,565
	ROCKWOOL International A/S Class B	11,410	4,304
	H Lundbeck A/S	107,494	3,825
*	Bavarian Nordic A/S	103,320	3,682
*	Jyske Bank A/S (Registered)	95,721	3,578
	Topdanmark AS	74,723	3,450

		Shares	Market Value ($000)
*	NKT A/S	76,426	3,132
*	FLSmidth & Co. A/S	88,887	3,107
*	Dfds A/S	52,068	2,308
	Schouw & Co. A/S	22,578	2,272
*	Zealand Pharma A/S	70,846	2,264
*	Sydbank AS	101,402	2,107
[1]	Scandinavian Tobacco Group A/S Class A	114,438	2,072
*	Spar Nord Bank A/S	145,600	1,327
	Alm Brand A/S	109,285	1,222
*	Drilling Co. of 1972 A/S	39,574	1,083
*	Nilfisk Holding A/S	44,946	996
	D/S Norden A/S	42,929	766
			735,439
Finland (2.2%)
	Kone Oyj Class B	696,593	54,784
	Neste Oyj	739,974	52,124
*	Nokia Oyj	9,968,211	47,903
*	Nordea Bank Abp	5,654,691	45,830
	Sampo Oyj Class A	896,101	37,673
	UPM-Kymmene Oyj	947,100	33,842
	Stora Enso Oyj Class R	1,021,778	18,543
	Fortum Oyj	765,101	18,506
	Elisa Oyj	254,029	15,124
	Kesko Oyj Class B	476,964	12,385
	Metso Outotec Oyj	1,078,905	10,765
	Nokian Renkaat Oyj	242,266	8,871
	Wartsila Oyj Abp	864,710	8,476
	Orion Oyj Class B	182,199	8,360
	Huhtamaki Oyj	164,397	8,061
	Valmet Oyj	237,305	7,597
	Kojamo Oyj	348,238	7,421
	Konecranes Oyj Class A	129,397	4,705
*	TietoEVRY Oyj (XHEL)	130,031	4,273
	Cargotec Oyj Class B	85,335	3,707
	Metsa Board Oyj	313,334	3,368
*	Nordea Bank Abp (XHEL)	356,772	2,896
	Kemira Oyj	156,733	2,653
	Sanoma Oyj	130,696	2,503
*,2	Outokumpu Oyj	531,757	2,476
	Neles Oyj	190,502	2,452
	Uponor Oyj	99,020	2,327
	YIT Oyj	277,636	1,650
*,2	Citycon Oyj	132,810	1,301
*	TietoEVRY Oyj	38,768	1,268
	Ahlstrom-Munksjo Oyj	38,844	839
	Raisio Oyj Class V	194,608	837
*,2	Finnair Oyj	1,044,241	789
*	F-Secure Oyj	158,186	743
	Oriola Oyj Class B	227,020	558
			435,610
France (15.3%)
	LVMH Moet Hennessy Louis Vuitton SE	442,603	267,596
	Sanofi	1,933,839	181,874
	TOTAL SE	4,307,324	181,547
	Schneider Electric SE	935,074	136,858
*	L'Oreal SA	355,795	125,169
*	Air Liquide SA Loyalty Shares	687,371	112,417

		Shares	Market Value ($000)
*	Airbus SE	985,239	99,073
*	BNP Paribas SA	1,923,981	92,266
	Kering SA	131,651	86,407
*	Vinci SA	830,920	77,050
	AXA SA	3,418,141	75,727
	EssilorLuxottica SA	523,934	74,115
*	Safran SA	571,710	71,868
	Danone SA	1,065,012	70,822
	Pernod Ricard SA	368,703	69,487
	Hermes International	54,820	55,935
	Dassault Systemes SE	234,340	46,780
	STMicroelectronics NV	1,124,255	45,050
	Legrand SA	474,869	43,634
	Cie Generale des Etablissements Michelin SCA	311,548	42,934
	Vivendi SA	1,387,076	42,623
*	Cie de Saint-Gobain	848,583	42,184
	Capgemini SE	280,139	40,483
	Orange SA	3,394,833	39,843
*	Engie SA	2,421,494	37,580
*,1	Worldline SA	423,409	35,791
	Teleperformance	103,330	33,797
*	Societe Generale SA	1,372,917	25,595
	Stellantis NV (STLA)	1,684,979	25,589
*	Alstom SA	461,241	25,008
	L'Oreal SA (XPAR)	70,527	24,811
	Veolia Environnement SA	891,734	23,763
	Edenred	437,485	23,696
*	Credit Agricole SA	2,051,917	23,224
	Air Liquide SA	137,862	22,547
*	Eurofins Scientific SE	214,298	20,570
	Publicis Groupe SA	386,048	19,980
	Sartorius Stedim Biotech	42,760	17,890
	Carrefour SA	1,029,017	17,450
*	Ubisoft Entertainment SA	167,405	16,738
	Thales SA	177,639	15,939
	Valeo SA	424,839	15,816
	Bouygues SA	378,650	14,855
*	Renault SA	328,208	13,958
	Suez SA	659,146	13,528
	Arkema SA	119,147	13,185
	Gecina SA	91,888	13,055
*	Atos SE	168,562	12,935
*	Bureau Veritas SA	492,872	12,933
*	Getlink SE	805,743	12,417
*	Eiffage SA	133,791	12,144
*	Orpea SA	86,905	12,024
	BioMerieux	76,066	11,759
[1]	Euronext NV	109,081	11,748
*	EDF	941,514	11,707
*	Accor SA	326,266	10,971
*	Sodexo SA ACT Loyalty Shares	109,891	9,778
	TechnipFMC plc (XNYS)	814,908	8,790
*	SCOR SE	278,075	8,456
*	Rexel SA	540,383	8,223
*	Engie SA (XPAR)	518,077	8,040
	Remy Cointreau SA	43,290	8,029
[2]	Klepierre SA	332,220	7,962
*	Faurecia SE	148,210	7,756

		Shares	Market Value ($000)
*	SEB SA Loyalty Shares	40,077	7,616
*,1	Amundi SA	101,811	7,577
*	SOITEC	37,480	7,535
	Rubis SCA	166,349	7,529
	Covivio	89,385	7,339
	Bollore SA	1,753,780	7,102
[1]	La Francaise des Jeux SAEM	155,967	6,699
*	Aeroports de Paris	50,367	5,780
	SES SA	670,224	5,713
*	Natixis SA	1,512,882	5,695
	Wendel SE	48,957	5,652
*	Alten SA	50,570	5,324
	Ipsen SA	60,771	5,302
	Iliad SA	27,315	5,051
*	SPIE SA	216,835	4,788
*,2	Lagardere SCA	204,420	4,752
*	Sopra Steria Group	25,687	4,261
*	Dassault Aviation SA	4,075	4,249
*	Korian SA	113,824	4,206
*	CNP Assurances	268,302	4,066
	ICADE	56,485	4,062
*	Sodexo SA (XPAR)	45,017	4,005
	Eutelsat Communications SA	329,908	3,929
	Cie Plastic Omnium SA	99,170	3,886
*	Nexans SA	52,114	3,876
*	Eurazeo SA	54,401	3,810
	Gaztransport Et Technigaz SA	38,951	3,548
*	Elis SA (XPAR)	235,457	3,546
	Nexity SA	77,790	3,504
*,2	Casino Guichard Perrachon SA	96,808	3,284
	Imerys SA	69,333	3,274
*,1	Neoen SA	37,365	2,635
	Societe BIC SA	44,413	2,535
	Trigano SA	14,330	2,520
*	JCDecaux SA	127,864	2,484
*	Elis SA	155,925	2,342
	IPSOS	70,139	2,242
*	Albioma SA	42,934	2,184
*,2	Air France-KLM	344,779	2,030
*	Virbac SA	7,758	2,019
*	Metropole Television SA	118,605	2,015
[1]	ALD SA	140,692	1,930
*	Fnac Darty SA	31,171	1,752
[1]	Verallia SA	52,966	1,741
*	Rothschild & Co.	49,830	1,701
*	Television Francaise 1	195,041	1,691
*	Eurazeo SE	23,316	1,633
	SEB SA (XPAR)	8,337	1,584
*	Coface SA	159,876	1,573
	Robertet SA	1,201	1,389
*,1	Maisons du Monde SA	79,051	1,381
*	Interparfums SA	25,044	1,339
	Quadient SA	61,009	1,332
*	CGG SA	1,271,789	1,282
*	Derichebourg SA	172,827	1,168
	Vicat SA	26,552	1,142
*,1	Elior Group SA	178,659	1,126
	FFP	9,487	1,045

		Shares	Market Value ($000)
*	Mercialys SA	110,218	999
	Carmila SA	72,125	986
*	Tarkett SA	54,900	980
	Beneteau SA	68,522	935
	Pharmagest Interactive	6,098	849
*	Eramet SA	15,713	844
*	Mersen SA	26,267	802
*,1	X-Fab Silicon Foundries SE	99,079	800
	Manitou BF SA	22,994	765
*,2	DBV Technologies SA	69,891	723
*	LISI	30,424	696
	Vilmorin & Cie SA	9,910	613
	Bonduelle SCA	23,591	581
*	Akka Technologies	19,919	555
	AKWEL	15,808	405
	Guerbet	9,852	398
*,2	Vallourec SA	13,213	391
	Jacquet Metal Service SA	19,038	331
*	Rallye SA	41,648	322
*	GL Events	22,959	228
	Boiron SA	5,440	226
*,1	SMCP SA	44,696	224
	Albioma SA (XPAR)	4,113	209
*	Etablissements Maurel et Prom SA	100,373	201
*,3	Bourbon Corp.	37,237	166
*	Union Financiere de France BQE SA	5,993	153
*,1	Europcar Mobility Group	183,181	145
			3,011,081
Germany (14.5%)
	SAP SE	1,993,814	252,991
	Siemens AG (Registered)	1,359,045	210,571
	Allianz SE (Registered)	738,467	166,900
	BASF SE	1,627,290	125,767
*	adidas AG	341,955	108,427
	Bayer AG (Registered)	1,747,333	105,754
	Deutsche Telekom AG (Registered)	5,738,393	102,043
	Daimler AG (Registered)	1,432,831	100,634
	Infineon Technologies AG	2,315,761	92,778
	Deutsche Post AG (Registered)	1,736,791	85,789
	Vonovia SE	1,008,206	67,318
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	249,202	66,078
	Volkswagen AG Preference	326,022	61,635
	Deutsche Boerse AG	326,775	52,465
	Bayerische Motoren Werke AG	572,983	48,514
	RWE AG	1,120,155	48,120
	E.ON SE	3,846,129	40,686
*,1	Delivery Hero SE	263,476	40,018
	Merck KGaA	230,076	38,346
*	Deutsche Bank AG (Registered)	3,637,095	36,674
	Henkel AG & Co. KGaA Preference	326,022	33,767
*,1	Zalando SE	286,851	32,891
	Fresenius SE & Co. KGaA	717,541	31,954
	Deutsche Wohnen SE	617,226	30,544
	Sartorius AG Preference	60,814	30,230
	Fresenius Medical Care AG & Co. KGaA	360,604	29,172
	Symrise AG Class A	224,694	27,962
	Continental AG	192,297	26,913

		Shares	Market Value ($000)
*	Siemens Energy AG	675,365	24,957
*	HelloFresh SE	259,024	21,873
	MTU Aero Engines AG	94,003	21,812
[1]	Covestro AG	320,486	21,771
	Brenntag AG	275,360	21,570
[1]	Siemens Healthineers AG	376,430	21,111
*	QIAGEN NV	388,236	21,049
	HeidelbergCement AG	264,115	19,523
	Beiersdorf AG	177,156	19,337
	Porsche Automobil Holding SE Preference	271,967	18,889
	LEG Immobilien AG	123,506	17,705
	Hannover Rueck SE	106,317	16,475
*	Puma SE	162,284	15,880
	Knorr-Bremse AG (Bearer)	117,891	15,601
	Henkel AG & Co. KGaA	162,051	15,153
[1]	Scout24 AG	183,557	14,173
	Aroundtown SA	1,927,087	13,378
*,1	TeamViewer AG	257,938	13,339
*	Commerzbank AG	1,850,279	12,225
	KION Group AG	139,677	12,060
	Volkswagen AG	56,288	11,878
	LANXESS AG	149,950	11,296
	Evonik Industries AG	343,173	11,285
	Bechtle AG	48,626	10,304
	GEA Group AG	296,191	10,234
	Carl Zeiss Meditec AG (Bearer)	65,361	10,215
*	thyssenkrupp AG	834,158	9,672
*,2	Evotec SE	240,444	9,452
	United Internet AG (Registered)	193,496	8,397
	Rheinmetall AG	77,135	8,145
*	Dialog Semiconductor plc	121,302	7,636
	FUCHS PETROLUB SE Preference	125,186	7,123
*	MorphoSys AG	58,232	6,953
	Uniper SE	198,019	6,934
*	TAG Immobilien AG	225,212	6,915
*	Deutsche Lufthansa AG (Registered)	533,333	6,871
	Nemetschek SE	96,278	6,778
	Bayerische Motoren Werke AG Preference	98,698	6,441
[2]	Siltronic AG	37,459	6,384
*	CTS Eventim AG & Co. KGaA	104,940	6,191
	Gerresheimer AG	56,098	5,969
[2]	Rational AG	5,932	5,702
	alstria office REIT AG	317,367	5,460
*	ProSiebenSat.1 Media SE	280,823	5,075
	Grand City Properties SA	201,891	5,015
*	Hella GmbH & Co. KGaA	79,960	4,875
	Aurubis AG	62,915	4,849
*	Hypoport SE	7,091	4,823
	Freenet AG	227,703	4,754
[2]	Encavis AG	168,488	4,586
*,2	Varta AG	25,588	4,554
	CompuGroup Medical SE & Co. KGaA	44,281	4,369
[1]	Befesa SA	60,922	4,043
	Stroeer SE & Co. KGaA	44,307	3,992
	Wacker Chemie AG	27,363	3,960
	Jungheinrich AG Preference	85,293	3,889
*,1	ADLER Group SA	128,891	3,884
	CANCOM SE	64,953	3,847

		Shares	Market Value ($000)
*	RTL Group SA	66,880	3,825
	K+S AG (Registered)	338,178	3,817
	HUGO BOSS AG	105,112	3,741
*	Fielmann AG	43,095	3,739
*	AIXTRON SE	191,559	3,580
	Software AG	87,469	3,547
*	Talanx AG	94,386	3,525
	Duerr AG	86,597	3,515
*	Nordex SE	122,435	3,466
	TUI AG (XGAT)	713,412	3,434
*	Fraport AG Frankfurt Airport Services Worldwide	63,202	3,424
	Stabilus SA	43,939	3,289
	Telefonica Deutschland Holding AG	1,190,259	3,262
*	OSRAM Licht AG	51,520	3,213
	HOCHTIEF AG	34,457	3,204
	Jenoptik AG	89,369	3,099
*	Sixt SE	26,023	3,024
	Norma Group SE	58,166	2,901
*,1	Shop Apotheke Europe NV	11,713	2,734
	METRO AG	232,651	2,715
	FUCHS PETROLUB SE	57,960	2,586
*	zooplus AG	11,163	2,585
	Pfeiffer Vacuum Technology AG	11,785	2,565
*	Aareal Bank AG	107,155	2,441
[1]	DWS Group GmbH & Co. KGaA	62,136	2,434
	Traton SE	88,782	2,430
	PATRIZIA AG	76,927	2,344
	GRENKE AG	46,654	2,319
*,2	S&T AG	86,967	2,282
*,1	Deutsche Pfandbriefbank AG	225,532	2,214
	Dermapharm Holding SE	30,610	2,155
	Krones AG	25,824	2,138
	STRATEC SE	12,655	2,083
*	CECONOMY AG	323,265	2,078
	Suedzucker AG	137,349	2,002
*	Deutsche EuroShop AG	93,408	1,998
	1&1 Drillisch AG	81,931	1,989
*	Salzgitter AG	67,955	1,767
	Bilfinger SE	51,868	1,756
	Sixt SE Preference	25,018	1,695
	KWS Saat SE & Co. KGaA	18,799	1,644
	DIC Asset AG	91,491	1,543
*	Deutz AG	225,340	1,462
	New Work SE	5,180	1,434
	Hornbach Holding AG & Co. KGaA	14,825	1,402
	Indus Holding AG	31,820	1,290
*	SMA Solar Technology AG	16,147	1,178
*	Kloeckner & Co. SE	123,980	1,134
	Schaeffler AG Preference	137,194	1,084
*	Washtec AG	17,889	1,062
*	ElringKlinger AG	52,878	995
	BayWa AG	25,296	993
	Hamburger Hafen und Logistik AG	42,424	915
*	Wacker Neuson SE	42,499	853
	Deutsche Beteiligungs AG	19,463	850
*	Vossloh AG	15,600	816
*	Takkt AG	60,484	760
[2]	Draegerwerk AG & Co. KGaA Preference	8,836	753

		Shares	Market Value ($000)
*	Koenig & Bauer AG	24,370	752
	Wuestenrot & Wuerttembergische AG	36,445	747
*	SGL Carbon SE	94,091	711
	Hornbach Baumarkt AG	12,802	540
	Bertrandt AG	9,339	489
	CropEnergies AG	31,069	471
	Draegerwerk AG & Co. KGaA	4,504	372
*,2	Corestate Capital Holding SA	18,094	326
	TLG Immobilien AG	1,764	49
*,3	Banco Espirito Santo SA (Registered)	8,371,877	—
			2,841,112
Ireland (0.6%)
	CRH plc	991,999	40,707
	Kerry Group plc Class A	273,624	37,133
*	Kingspan Group plc	267,147	18,135
*	Bank of Ireland Group plc	1,629,492	6,053
	Glanbia plc	354,269	4,371
*	AIB Group plc	1,378,660	2,452
	Hibernia REIT plc	1,184,045	1,572
*	Dalata Hotel Group plc	353,842	1,434
*	Cairn Homes plc	1,168,538	1,342
*	Irish Continental Group plc	271,932	1,266
*,2,3	Irish Bank Resolution Corp.	2,503,596	—
			114,465
Italy (3.8%)
	Enel SPA	13,821,148	137,078
*	Intesa Sanpaolo SPA	27,628,778	60,234
	Ferrari NV	216,352	45,020
	Eni SPA	4,356,605	44,005
	Assicurazioni Generali SPA	2,250,764	38,413
*	UniCredit SPA	3,793,333	34,568
	Stellantis NV	1,958,759	29,784
*	CNH Industrial NV	1,728,130	22,021
	Snam SPA	3,883,052	20,362
*	Moncler SPA	342,968	19,327
	Terna Rete Elettrica Nazionale SPA	2,486,080	18,029
*	FinecoBank Banca Fineco SPA	1,088,190	16,921
*	Atlantia SPA	873,026	13,830
	EXOR NV	186,535	13,826
	Prysmian SPA	426,801	13,749
*,1	Nexi SPA	740,704	13,141
*	Mediobanca Banca di Credito Finanziario SPA	1,211,854	10,785
	Telecom Italia SPA	22,659,719	9,703
	Davide Campari-Milano NV	893,054	9,599
	Recordati Industria Chimica e Farmaceutica SPA	172,561	8,930
	DiaSorin SPA	40,143	8,779
*	Amplifon SPA	218,056	8,643
[1]	Poste Italiane SPA	817,903	7,992
	Tenaris SA	838,923	6,478
	Interpump Group SPA	142,232	6,379
[1]	Infrastrutture Wireless Italiane SPA	577,259	6,199
*	Banco BPM SPA	2,629,401	5,755
	Italgas SPA	869,094	5,213
	Reply SPA	40,319	4,932
	Leonardo SPA	710,809	4,925
	Azimut Holding SPA	216,261	4,544
	A2A SPA	2,740,937	4,445

		Shares	Market Value ($000)
	Hera SPA	1,247,248	4,357
	Buzzi Unicem SPA	174,325	4,289
	De' Longhi SPA	113,354	4,068
*	Unipol Gruppo SPA	851,971	3,738
*,1	Pirelli & C SPA	706,302	3,678
*	Banca Mediolanum SPA	458,883	3,636
*	Freni Brembo SPA	263,433	3,581
	Telecom Italia SPA Savings Shares	7,337,187	3,473
*	BPER Banca	1,730,171	3,179
*	Banca Generali SPA	100,315	3,110
	ERG SPA	99,415	3,031
*	Cerved Group SPA	340,188	2,905
	Iren SPA	1,118,921	2,758
[2]	Saipem SPA	969,091	2,539
*	ASTM SPA	110,543	2,460
*	Salvatore Ferragamo SPA	123,146	2,395
*	Brunello Cucinelli SPA	59,253	2,372
	UnipolSai Assicurazioni SPA	902,594	2,286
*,1	Technogym SPA	219,673	2,244
[1]	Anima Holding SPA	476,192	2,211
*	Banca Popolare di Sondrio SCPA	790,884	1,941
[1]	Enav SPA	446,388	1,892
*,1	GVS SPA	100,968	1,829
	ACEA SPA	79,245	1,568
	Falck Renewables SPA	200,551	1,544
[1]	Carel Industries SPA	74,046	1,530
*,2	Mediaset SPA	567,019	1,467
	Tamburi Investment Partners SPA	179,559	1,443
*,1	Banca Farmafactoring SPA	255,539	1,406
*,1	doValue SPA	104,863	1,264
*	MARR SPA	59,161	1,231
*,2	Autogrill SPA	212,873	1,127
	Piaggio & C SPA	306,789	1,088
[1]	RAI Way SPA	166,704	1,028
*	Societa Cattolica di Assicurazioni SC	208,062	972
	Zignago Vetro SPA	55,738	905
	Danieli & C Officine Meccaniche SPA Savings Shares	66,749	834
*,2	Juventus Football Club SPA	895,911	834
*	CIR SPA-Compagnie Industriali	1,483,768	828
	Italmobiliare SPA	24,410	812
*	Credito Emiliano SPA	135,614	697
*	Saras SPA	1,017,373	668
	Datalogic SPA	37,192	647
	Cementir Holding NV	78,725	647
*,2	Maire Tecnimont SPA	273,076	623
*	Biesse SPA	24,834	584
*,2	Tod's SPA	17,910	561
*,2	Banca Monte dei Paschi di Siena SPA	446,175	557
	Webuild SPA	370,635	549
	Danieli & C Officine Meccaniche SPA	27,279	539
*,2	Fincantieri SPA	824,148	516
	Immobiliare Grande Distribuzione SIIQ SPA	116,155	510
*	Banca IFIS SPA	41,667	422
*	Arnoldo Mondadori Editore SPA	241,655	398
	DeA Capital SPA	154,133	223
*	Rizzoli Corriere Della Sera Mediagroup SPA	199,843	125
			749,728

		Shares	Market Value ($000)
Netherlands (6.3%)
	ASML Holding NV	709,280	378,652
*,1	Adyen NV	47,618	99,475
*	Prosus NV	768,108	89,739
*	Koninklijke Philips NV	1,619,694	88,288
*	ING Groep NV	6,937,010	61,679
	Koninklijke Ahold Delhaize NV	1,906,934	54,738
	Koninklijke DSM NV	306,965	53,662
*	Heineken NV	422,885	44,115
	Wolters Kluwer NV	474,232	39,404
	Akzo Nobel NV	340,020	34,614
*	ArcelorMittal SA	1,252,802	27,436
	NN Group NV	557,128	23,205
	ASM International NV	83,561	21,406
*	Unibail-Rodamco-Westfield	239,510	20,224
	Koninklijke KPN NV	5,877,127	18,360
*	Heineken Holding NV	187,447	16,520
	Aegon NV	3,127,677	12,968
	IMCD NV	101,802	12,634
*	Randstad NV	196,501	12,277
*,1	Signify NV	224,742	10,724
	ASR Nederland NV	246,878	9,570
*	Galapagos NV	84,327	8,818
	BE Semiconductor Industries NV	125,242	8,611
	Aalberts NV	173,014	7,811
*,1	ABN AMRO Bank NV GDR	734,033	7,666
*,1	Just Eat Takeaway.com NV	56,042	6,427
	Corbion NV	105,094	6,137
	Koninklijke Vopak NV	114,946	5,818
	SBM Offshore NV	270,852	4,649
*	Arcadis NV	130,088	4,561
*	JDE Peet's NV	115,952	4,471
*	Boskalis Westminster	144,904	4,071
*	OCI NV	175,653	3,644
	TKH Group NV GDR	74,534	3,520
*	PostNL NV	846,574	3,490
	APERAM SA	80,454	3,482
*,1	GrandVision NV	87,872	2,610
*,1	Basic-Fit NV	73,426	2,515
*,1	Intertrust NV	159,100	2,446
[1]	Flow Traders	49,196	1,885
*	Eurocommercial Properties NV GDR	86,270	1,665
	AMG Advanced Metallurgical Group NV	49,924	1,581
*	Fugro NV GDR	137,991	1,445
*	TomTom NV	122,689	1,427
*	Accell Group NV	38,905	1,378
	NSI NV	32,833	1,354
*	Sligro Food Group NV	60,332	1,341
*	Wereldhave NV	72,121	1,059
*	Koninklijke BAM Groep NV	432,673	853
*	Vastned Retail NV	29,935	848
*	InPost SA	30,243	727
	ForFarmers NV	64,477	415
*,1	B&S Group Sarl	43,509	367
*	Brunel International NV	33,445	324
			1,237,106
Norway (1.4%)
*	DNB ASA	1,820,133	35,435

		Shares	Market Value ($000)
	Equinor ASA	1,707,523	30,601
	Telenor ASA	1,106,780	18,258
*	Mowi ASA	756,081	16,748
	Yara International ASA	305,818	14,221
	Orkla ASA	1,355,791	13,179
	Norsk Hydro ASA	2,394,495	10,575
	TOMRA Systems ASA	209,399	9,583
*	NEL ASA	2,384,782	8,423
[1]	Scatec ASA	204,607	7,742
	Gjensidige Forsikring ASA	294,135	6,764
[1]	Entra ASA	298,593	6,645
*	Bakkafrost P/F	91,205	6,422
*	Storebrand ASA	833,218	6,377
*	Adevinta ASA	399,003	5,920
	Salmar ASA	93,093	5,584
*	Schibsted ASA Class B	171,195	5,507
*	Schibsted ASA Class A	137,901	5,188
	Aker BP ASA	194,375	4,828
*	Nordic Semiconductor ASA	254,066	3,893
*	Subsea 7 SA	414,009	3,870
*	SpareBank 1 SR-Bank ASA	312,941	3,432
	Aker ASA Class A	43,625	3,425
	Borregaard ASA	176,379	3,228
	Leroy Seafood Group ASA	451,474	3,145
	TGS NOPEC Geophysical Co. ASA	206,748	2,755
*	Kongsberg Gruppen ASA	137,553	2,661
	SpareBank 1 SMN	226,953	2,642
	Veidekke ASA	196,450	2,362
*	Norwegian Finans Holding ASA	269,229	2,273
*	Atea ASA	147,216	2,240
	Austevoll Seafood ASA	154,048	1,534
[1]	Elkem ASA	446,528	1,356
*,1	Sbanken ASA	148,975	1,172
*	Grieg Seafood ASA	101,078	941
*	Frontline Ltd.	161,547	933
	Bonheur ASA	34,710	902
[1]	BW LPG Ltd.	134,390	878
*	DNO ASA	952,872	748
	BW Offshore Ltd.	158,097	615
	Stolt-Nielsen Ltd.	43,810	607
	Norway Royal Salmon ASA	25,511	581
	Sparebank 1 Oestlandet	46,704	541
*	Wallenius Wilhelmsen ASA	202,458	500
	Ocean Yield ASA	92,989	261
*	BW Energy Ltd.	83,715	233
*	Borr Drilling Ltd.	5,657	5
			265,733
Poland (0.5%)
*	KGHM Polska Miedz SA	243,305	12,246
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,516,458	11,709
*,1	Allegro.eu SA	539,556	10,566
*	CD Projekt SA	110,969	9,049
	Polski Koncern Naftowy ORLEN SA	553,134	8,290
*	Powszechny Zaklad Ubezpieczen SA	994,949	7,942
*,1	Dino Polska SA	85,178	5,982
*	Bank Polska Kasa Opieki SA	276,948	4,714
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,099,573	4,691
	Cyfrowy Polsat SA	480,983	3,939

		Shares	Market Value ($000)
*	LPP SA	1,495	3,074
*	Santander Bank Polska SA	51,904	2,512
*	PGE Polska Grupa Energetyczna SA	1,295,225	2,262
*	Orange Polska SA	1,198,133	2,109
	Grupa Lotos SA	176,726	1,824
	Asseco Poland SA	97,765	1,780
	Kernel Holding SA	92,465	1,351
*	KRUK SA	29,580	1,322
*	Tauron Polska Energia SA	1,724,672	1,294
*	mBank SA	23,813	1,245
*	Bank Millennium SA	1,103,398	1,155
*	CCC SA	52,116	1,153
*,2	AmRest Holdings SE	131,129	994
*	Jastrzebska Spolka Weglowa SA	93,949	795
*	Enea SA	383,835	704
*,2	Alior Bank SA	145,493	662
*,2	Grupa Azoty SA	76,711	595
*	Bank Handlowy w Warszawie SA	56,105	582
*	Eurocash SA	136,474	500
	Warsaw Stock Exchange	42,069	496
*	Ciech SA	49,878	419
			105,956
Portugal (0.3%)
	EDP - Energias de Portugal SA	5,012,735	31,446
	Galp Energia SGPS SA	915,461	9,189
	EDP Renovaveis SA	269,805	7,389
	Jeronimo Martins SGPS SA	433,341	7,086
*	Banco Comercial Portugues SA Class R	14,209,446	1,968
	REN - Redes Energeticas Nacionais SGPS SA	683,377	1,945
	NOS SGPS SA	389,899	1,345
	Sonae SGPS SA	1,646,517	1,320
*	Navigator Co. SA	427,898	1,284
*	CTT-Correios de Portugal SA	269,349	780
	Altri SGPS SA	126,598	755
	Corticeira Amorim SGPS SA	55,219	746
	Semapa-Sociedade de Investimento e Gestao	36,401	387
*,2	Mota-Engil SGPS SA	157,282	264
			65,904
Spain (3.7%)
	Iberdrola SA (XMAD)	10,556,079	142,921
*	Banco Santander SA	30,421,738	88,798
	Industria de Diseno Textil SA	1,866,422	55,355
	Banco Bilbao Vizcaya Argentaria SA	11,832,174	53,987
*	Amadeus IT Group SA	756,197	48,278
	Telefonica SA	8,844,467	38,163
[1]	Cellnex Telecom SA	606,592	35,536
	Repsol SA	2,477,125	24,335
	Ferrovial SA	862,435	20,676
*,1	Aena SME SA	124,818	19,249
	Grifols SA	587,487	17,294
	Siemens Gamesa Renewable Energy SA	399,166	16,375
	CaixaBank SA	6,371,306	16,078
	Red Electrica Corp. SA	763,499	14,497
	Endesa SA	561,058	14,339
[2]	Naturgy Energy Group SA	517,690	13,374
	ACS Actividades de Construccion y Servicios SA	397,603	12,391
	Enagas SA	437,196	9,632

		Shares	Market Value ($000)
*	Bankinter SA	1,224,010	6,870
	Acciona SA	39,787	5,963
	Merlin Properties Socimi SA	588,310	5,635
	Inmobiliaria Colonial Socimi SA	576,990	5,547
	Viscofan SA	69,961	4,940
*	Banco de Sabadell SA	10,000,475	4,368
	Bankia SA	2,109,273	3,615
[2]	Fluidra SA	144,533	3,477
	Acerinox SA	304,772	3,384
	Mapfre SA	1,743,723	3,200
	Pharma Mar SA	24,493	3,113
[2]	Ebro Foods SA	138,919	3,029
*	Solaria Energia y Medio Ambiente SA	107,958	2,778
*	Applus Services SA	256,605	2,567
[2]	CIE Automotive SA	90,966	2,391
	Faes Farma SA	519,421	2,315
	Zardoya Otis SA	315,331	2,075
	Cia de Distribucion Integral Logista Holdings SA	109,370	2,058
*	Iberdrola SA	150,801	2,047
*	Indra Sistemas SA	225,069	1,982
[1]	Euskaltel SA	175,917	1,891
	Almirall SA	126,593	1,733
*,1	Neinor Homes SA	127,932	1,723
	Construcciones y Auxiliar de Ferrocarriles SA	32,469	1,457
*	Mediaset Espana Comunicacion SA	279,106	1,435
[2]	Sacyr SA	646,215	1,415
*,1,2	Gestamp Automocion SA	266,334	1,234
[2]	Prosegur Cia de Seguridad SA	423,695	1,175
*	Melia Hotels International SA	178,978	1,170
*,1,2	Unicaja Banco SA	1,357,169	935
*,1	Global Dominion Access SA	191,156	878
*	Promotora de Informaciones SA Class A	712,144	873
*,2	Ence Energia y Celulosa SA	218,237	859
*,1	Aedas Homes SA	33,569	834
*,2	Tecnicas Reunidas SA	55,109	724
*,1	Metrovacesa SA	83,061	635
[1]	Prosegur Cash SA	701,716	615
*	Liberbank SA	2,365,671	604
*,2	Atresmedia Corp. de Medios de Comunicacion SA	148,376	589
	Lar Espana Real Estate Socimi SA	97,992	550
*	Distribuidora Internacional de Alimentacion SA	2,725,481	394
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 2/5/21	397,603	196
*,2	NH Hotel Group SA	46,535	179
*,2	Sacyr SA Rights Exp. 2/3/21	646,215	32
			734,762
Sweden (6.1%)
	Investor AB Class B	922,484	67,664
	Telefonaktiebolaget LM Ericsson Class B	5,327,290	67,078
*	Volvo AB Class B	2,562,862	63,145
	Atlas Copco AB Class A	1,116,231	60,559
*	Sandvik AB	1,913,461	47,655
	Assa Abloy AB Class B	1,629,155	40,292
	Hexagon AB Class B Class B	454,149	39,577
	Essity AB Class B	1,077,797	34,426
*	Swedbank AB Class A	1,778,580	33,465
*	Hennes & Mauritz AB Class B	1,557,583	33,300
	Atlas Copco AB Class B	672,968	31,508
*	Skandinaviska Enskilda Banken AB Class A	2,580,780	28,078

		Shares	Market Value ($000)
[1]	Evolution Gaming Group AB	278,192	27,072
*	Svenska Handelsbanken AB Class A	2,666,500	26,582
	Epiroc AB Class A	1,125,570	21,565
	Swedish Match AB	272,412	21,007
*,2	Kinnevik AB Class B	426,499	20,924
	Telia Co. AB	4,544,660	19,916
*	Svenska Cellulosa AB SCA Class B	1,096,474	19,314
	SKF AB Class B	680,564	18,627
	Nibe Industrier AB Class B	534,210	17,832
	Skanska AB Class B	634,861	16,405
	Boliden AB	486,623	15,945
*	Alfa Laval AB	557,361	14,607
	Tele2 AB Class B	946,972	13,069
*	Industrivarden AB Class A	382,995	12,892
	Castellum AB	479,467	11,503
	Epiroc AB Class B	650,821	11,171
	EQT AB	357,436	11,142
*,1	Sinch AB	71,879	10,554
	Getinge AB Class B	399,726	10,311
*	Indutrade AB	501,078	10,269
	Electrolux AB Class B	408,717	9,985
*	Trelleborg AB Class B	433,496	9,805
	Elekta AB Class B	640,839	9,208
	Lundin Energy AB	334,934	9,098
	Husqvarna AB Class B	729,360	9,024
*	Industrivarden AB Class C	283,098	9,003
	Investor AB Class A	118,118	8,652
*	Fastighets AB Balder Class B	171,833	8,587
	Securitas AB Class B	551,042	8,491
*	Volvo AB Class A	337,390	8,345
	Holmen AB Class B	172,698	7,906
	Lifco AB Class B	81,255	7,459
*,1	Dometic Group AB	524,858	7,244
	Fabege AB	471,772	7,030
*,1	Thule Group AB	186,649	6,921
	ICA Gruppen AB	137,748	6,905
*	L E Lundbergforetagen AB Class B	130,665	6,863
*	Nordic Entertainment Group AB Class B	115,958	6,053
*	Swedish Orphan Biovitrum AB	316,345	5,973
	Avanza Bank Holding AB	217,318	5,922
	AAK AB	302,363	5,910
	Sweco AB Class B	351,973	5,864
	BillerudKorsnas AB	312,996	5,593
	Beijer Ref AB Class B	133,687	5,546
[2]	Samhallsbyggnadsbolaget i Norden AB	1,677,240	5,493
	Wihlborgs Fastigheter AB	235,798	4,842
	Hexpol AB	438,505	4,792
	Investment AB Latour Class B	213,705	4,790
*	AF Poyry AB	173,907	4,757
*	Saab AB Class B	164,207	4,596
	AddTech AB Class B	339,196	4,497
	Axfood AB	186,083	4,472
*	Wallenstam AB Class B	290,069	4,416
*,2	SSAB AB Class B	1,130,994	4,351
	JM AB	123,490	4,310
[1]	Bravida Holding AB	356,046	4,284
*	Sectra AB Class B	46,853	3,988
*	Peab AB Class B	352,415	3,926

		Shares	Market Value ($000)
	Mycronic AB	123,898	3,473
	Loomis AB Class B	133,626	3,419
	Kungsleden AB	333,465	3,410
[2]	Intrum AB	121,373	3,300
	Bure Equity AB	97,762	3,251
*	Nyfosa AB	308,768	2,983
*	Vitrolife AB	112,494	2,973
	Arjo AB Class B	398,668	2,961
	Hufvudstaden AB Class A	193,108	2,949
*	Nolato AB Class B	31,251	2,892
	NCC AB Class B	164,736	2,759
	Lindab International AB	121,197	2,585
*	Pandox AB Class B	154,734	2,323
*	Electrolux Professional AB Class B	406,921	2,216
[2]	Klovern AB Class B	1,325,733	2,196
	Catena AB	44,120	2,055
*	Biotage AB	116,513	1,964
*	Betsson AB	208,939	1,964
*,2	Modern Times Group MTG AB Class B	119,117	1,805
*,1	Munters Group AB	187,324	1,756
*	Bilia AB Class A	140,658	1,744
*	Nobia AB	208,373	1,621
	Atrium Ljungberg AB Class B	84,201	1,620
	Ratos AB Class B	352,144	1,619
*,2	Hansa Biopharma AB	74,645	1,606
*	Bonava AB Class B	145,683	1,540
*,2	SSAB AB Class A	358,939	1,532
	Concentric AB	63,944	1,396
*,1	Resurs Holding AB	243,444	1,319
*,2	SAS AB	6,038,945	1,218
*	Dios Fastigheter AB	141,792	1,213
	Cloetta AB Class B	394,042	1,129
*,1	Attendo AB	189,752	1,062
*	SkiStar AB	69,294	1,012
[2]	Telefonaktiebolaget LM Ericsson Class A	63,976	895
*,1,2	Scandic Hotels Group AB	234,904	874
*	Mekonomen AB	77,078	865
*	Adapteo Oyj	75,498	788
	Investment AB Oresund	52,839	787
*	Karo Pharma AB	135,840	779
	Sagax AB	198,963	734
	Klovern AB Preference	18,666	710
*	Clas Ohlson AB Class B	70,639	642
*,2	Svenska Handelsbanken AB Class B	34,318	392
*	Collector AB	121,229	316
	Samhallsbyggnadsbolaget i Norden AB Class D	76,576	262
*	Annehem Fastigheter AB Class B	70,483	252
*,2	Modern Times Group MTG AB Rights Exp. 2/10/21	119,117	222
	NCC AB Class A	10,104	168
	Sagax AB Preference	28,579	121
			1,204,027
Switzerland (14.5%)
	Nestle SA (Registered)	4,951,477	555,044
	Roche Holding AG	1,260,606	435,050
	Novartis AG (Registered)	3,818,324	345,731
	Zurich Insurance Group AG	264,918	105,927
	ABB Ltd. (Registered)	3,178,050	93,741
	UBS Group AG (Registered)	5,957,156	85,865

		Shares	Market Value ($000)
*	Lonza Group AG (Registered)	131,948	84,275
	Cie Financiere Richemont SA (Registered) Class A	906,586	84,207
	Sika AG (Registered)	246,786	67,153
	Givaudan SA (Registered)	16,422	66,160
*	Alcon Inc.	816,524	58,600
*	Credit Suisse Group AG (Registered)	4,153,737	54,487
	Partners Group Holding AG	37,737	44,560
	Swiss Re AG	498,579	43,956
	Geberit AG (Registered)	63,405	38,808
	SGS SA (Registered)	10,476	31,774
	Logitech International SA (Registered)	261,303	27,139
*	LafargeHolcim Ltd. (Registered) (XSWX)	493,177	26,669
*	Swiss Life Holding AG (Registered)	56,204	25,626
	Swisscom AG (Registered)	45,136	24,567
	Julius Baer Group Ltd.	384,755	23,280
*	Sonova Holding AG (Registered)	93,692	22,602
*	LafargeHolcim Ltd. (Registered)	415,132	22,393
	Kuehne + Nagel International AG (Registered)	89,260	20,312
	Straumann Holding AG (Registered)	17,944	19,890
	Schindler Holding AG	71,138	18,775
	Chocoladefabriken Lindt & Spruengli AG (Registered)	197	18,327
	Adecco Group AG (Registered)	274,241	17,131
	Swatch Group AG (Bearer)	47,349	13,639
	Temenos AG (Registered)	107,912	13,626
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,571	13,611
*	SIG Combibloc Group AG	568,255	13,487
	Baloise Holding AG (Registered)	79,694	13,346
	Swiss Prime Site AG (Registered)	134,279	13,051
*,1	VAT Group AG	45,886	12,740
	Vifor Pharma AG	91,774	12,463
	EMS-Chemie Holding AG (Registered)	12,735	12,012
	Barry Callebaut AG (Registered)	5,380	11,931
*	ams AG	451,645	11,297
	Tecan Group AG (Registered)	21,239	10,276
	PSP Swiss Property AG (Registered)	76,920	9,841
	Georg Fischer AG (Registered)	7,305	9,125
	Schindler Holding AG (Registered)	34,676	9,122
	Roche Holding AG (Bearer)	24,109	8,494
	Clariant AG (Registered)	357,375	7,593
	Belimo Holding AG (Registered)	812	6,258
	Helvetia Holding AG (Registered)	61,931	6,203
*	Zur Rose Group AG	13,398	6,144
*	Idorsia Ltd.	201,275	6,111
[1]	Galenica AG	86,924	5,742
	Cembra Money Bank AG	52,846	5,742
	Allreal Holding AG (Registered)	25,505	5,556
*	Flughafen Zurich AG (Registered)	33,680	5,550
	Bucher Industries AG (Registered)	11,627	5,501
	Swatch Group AG (Registered)	97,066	5,466
*	Softwareone Holding AG	173,310	5,412
	Banque Cantonale Vaudoise (Registered)	50,461	5,339
	DKSH Holding AG	63,879	5,137
*	Siegfried Holding AG (Registered)	7,085	5,125
*	Dufry AG (Registered)	94,149	5,062
[2]	Stadler Rail AG	86,537	4,323
	Bachem Holding AG (Registered) Class B	10,026	4,005
	Vontobel Holding AG (Registered)	49,482	3,998
	SFS Group AG	30,382	3,839

		Shares	Market Value ($000)
	Daetwyler Holding AG (Bearer)	13,360	3,836
	Inficon Holding AG (Registered)	3,465	3,757
	BKW AG	32,737	3,739
*	Mobimo Holding AG (Registered)	11,665	3,674
	Emmi AG (Registered)	3,505	3,644
	OC Oerlikon Corp. AG (Registered)	344,614	3,542
	Sulzer AG (Registered)	30,989	3,338
	dormakaba Holding AG	5,369	3,218
	Interroll Holding AG (Registered)	972	3,200
	Forbo Holding AG (Registered)	1,878	3,198
*	Landis+Gyr Group AG	43,047	3,171
	Comet Holding AG (Registered)	13,321	3,043
	Conzzeta AG (Registered)	2,344	2,995
	Schweiter Technologies AG (Bearer)	1,651	2,855
	Valiant Holding AG (Registered)	28,119	2,690
	Huber + Suhner AG (Registered)	30,318	2,497
	Kardex Holding AG (Registered)	10,502	2,327
	St. Galler Kantonalbank AG (Registered)	5,020	2,302
	VZ Holding AG	24,415	2,060
	Berner Kantonalbank AG (Registered)	8,132	2,026
	Burckhardt Compression Holding AG	5,741	1,983
	Swissquote Group Holding SA (Registered)	15,658	1,701
	LEM Holding SA (Registered)	812	1,661
*	Komax Holding AG (Registered)	6,025	1,541
*	Aryzta AG	1,689,942	1,485
*	Vetropack Holding AG (Registered)	21,532	1,422
	Intershop Holding AG	1,943	1,307
*	Arbonia AG	80,982	1,291
*	ALSO Holding AG (Registered)	4,765	1,279
	Zehnder Group AG	16,772	1,227
*,1	Medacta Group SA	10,561	1,202
*,2	COSMO Pharmaceuticals NV	12,845	1,173
*,2	Basilea Pharmaceutica AG (Registered)	19,867	1,137
*	Valora Holding AG (Registered)	5,832	1,115
	Liechtensteinische Landesbank AG	19,480	1,114
*	Ascom Holding AG (Registered)	62,299	1,066
	Bossard Holding AG (Registered) Class A	4,638	1,064
	Bobst Group SA (Registered)	13,891	997
*	EFG International AG	140,035	968
*	Autoneum Holding AG	5,325	954
	Ypsomed Holding AG (Registered)	5,578	943
	Bell Food Group AG (Registered)	3,332	913
*	u-blox Holding AG	11,269	886
*	Leonteq AG	18,995	765
	Implenia AG (Registered)	26,698	747
*	GAM Holding AG	268,957	638
*	Hiag Immobilien Holding AG	5,170	600
	Rieter Holding AG (Registered)	5,340	550
	VP Bank AG (Registered)	4,123	509
*	APG SGA SA	1,825	386
*,3	Aryzta AG (XSWX)	24,200	23
			2,851,975
United Kingdom (23.9%)
	AstraZeneca plc	2,331,913	237,881
*	HSBC Holdings plc	36,192,206	189,380
	Diageo plc	4,074,742	163,589
	GlaxoSmithKline plc	8,751,678	162,530
	Unilever plc	2,568,823	149,323

		Shares	Market Value ($000)
	Rio Tinto plc	1,929,741	146,404
	British American Tobacco plc	3,893,924	141,497
	BP plc	35,235,410	130,933
	Royal Dutch Shell plc Class B	6,594,817	114,938
	Unilever plc (XLON)	1,946,136	113,373
	Royal Dutch Shell plc Class A	6,093,327	112,753
	BHP Group plc	3,696,757	101,311
	Reckitt Benckiser Group plc	1,119,887	94,942
	Vodafone Group plc	47,616,330	81,317
	Prudential plc	4,635,878	74,171
	National Grid plc	6,220,217	72,252
	Anglo American plc	2,185,878	71,901
	London Stock Exchange Group plc	559,972	66,477
*	Glencore plc	19,177,150	64,016
*	Compass Group plc	3,167,001	56,571
	Experian plc	1,610,105	56,277
	Tesco plc	17,185,744	56,239
*	Lloyds Banking Group plc	124,993,178	56,088
*	Barclays plc	30,718,531	56,037
	RELX plc (XLON)	1,930,115	48,215
	Ferguson plc	399,960	46,439
*	Flutter Entertainment plc (XDUB)	221,240	41,148
	Ashtead Group plc	796,130	39,955
	SSE plc	1,847,004	37,415
	BAE Systems plc	5,701,825	35,977
	Legal & General Group plc	10,534,000	35,035
	RELX plc	1,373,685	34,010
	Imperial Brands plc	1,674,367	33,607
*	Ocado Group plc	864,143	32,804
	Smith & Nephew plc	1,557,403	32,789
	Aviva plc	6,958,854	31,830
*	Standard Chartered plc	4,591,890	27,784
	Segro plc	2,113,102	27,501
*	BT Group plc	15,454,673	26,500
	3i Group plc	1,695,832	25,698
*	Next plc	226,289	23,890
	Halma plc	674,010	22,718
*	Rentokil Initial plc	3,298,838	22,389
	Royal Dutch Shell plc Class A (XLON)	1,191,185	22,060
	WPP plc	2,108,555	22,034
	Smurfit Kappa Group plc	459,549	21,914
	Intertek Group plc	287,033	21,617
	Croda International plc	239,157	20,548
	Mondi plc (XLON)	863,510	20,336
*	InterContinental Hotels Group plc	324,674	20,002
	Spirax-Sarco Engineering plc	130,842	19,782
	Persimmon plc	564,321	19,643
*	Melrose Industries plc	8,533,336	19,517
	Bunzl plc	598,902	19,225
*	Informa plc	2,654,267	18,061
*	Associated British Foods plc	617,850	17,847
*	Entain plc	1,031,185	17,451
*,1	Just Eat Takeaway.com NV (XLON)	152,035	17,385
	RSA Insurance Group plc	1,836,363	16,930
	CRH plc (XDUB)	406,133	16,762
*	Burberry Group plc	712,319	16,694
*	Rolls-Royce Holdings plc	13,270,004	16,561
*	Natwest Group plc	8,060,875	16,184

		Shares	Market Value ($000)
	Standard Life Aberdeen plc	3,885,564	15,996
*	Barratt Developments plc	1,798,852	15,666
	Sage Group plc	1,938,688	15,610
	United Utilities Group plc	1,210,511	15,258
*	St. James's Place plc	943,612	15,102
	Hargreaves Lansdown plc	635,580	14,808
	Pearson plc	1,335,932	14,801
	Admiral Group plc	368,552	14,525
*	Kingfisher plc	3,751,550	14,242
	Johnson Matthey plc	339,007	13,638
*	Whitbread plc	358,653	13,630
	Smiths Group plc	703,950	13,596
	Severn Trent plc	417,914	13,211
	Polymetal International plc	609,875	13,163
	DCC plc	174,166	13,102
*,1	Auto Trader Group plc	1,689,682	13,027
*	Taylor Wimpey plc	6,430,670	12,834
*	Rightmove plc	1,548,248	12,674
	Antofagasta plc	618,972	12,071
*	Weir Group plc	461,939	11,935
	Berkeley Group Holdings plc	206,511	11,810
	Intermediate Capital Group plc	496,882	11,525
*	DS Smith plc	2,276,768	11,301
	M&G plc	4,622,954	11,091
	B&M European Value Retail SA	1,511,773	11,050
	Land Securities Group plc	1,261,788	10,565
*	Coca-Cola HBC AG	345,976	10,214
	British Land Co. plc	1,645,489	10,063
	Direct Line Insurance Group plc	2,428,812	9,969
	AVEVA Group plc	200,191	9,935
	Hikma Pharmaceuticals plc	297,992	9,786
*	G4S plc	2,748,590	9,756
	J Sainsbury plc	2,893,352	9,663
	Wm Morrison Supermarkets plc	3,914,743	9,601
*	ITV plc	6,617,024	9,565
	Electrocomponents plc	796,522	9,539
	Pennon Group plc	742,621	9,483
	Schroders plc	200,624	9,356
*	Howden Joinery Group plc	1,014,749	9,304
	Dechra Pharmaceuticals plc	187,128	9,225
*	Royal Mail plc	1,632,941	9,021
	Phoenix Group Holdings plc	949,702	8,752
	Spectris plc	205,709	8,523
*	Travis Perkins plc	449,159	8,266
	Games Workshop Group plc	58,569	8,265
	Bellway plc	218,457	8,216
*	Signature Aviation plc	1,461,737	8,212
	IMI plc	480,220	8,173
	Tate & Lyle plc	833,063	7,846
	Genus plc	116,457	7,823
*	JD Sports Fashion plc	765,959	7,797
[1]	ConvaTec Group plc	2,840,494	7,772
	Derwent London plc	179,405	7,766
	Tritax Big Box REIT plc	3,035,767	7,645
*	Hiscox Ltd.	595,070	7,590
*	Meggitt plc	1,386,058	7,495
*	UNITE Group plc	564,532	7,404
*	Centrica plc	10,326,228	7,297

		Shares	Market Value ($000)
	Evraz plc	1,034,935	7,076
	HomeServe plc	490,795	6,997
*	William Hill plc	1,854,417	6,853
	Rotork plc	1,530,567	6,788
*	Marks & Spencer Group plc	3,474,066	6,710
[1]	Quilter plc	3,142,769	6,657
	IG Group Holdings plc	647,931	6,640
	Diploma plc	202,515	6,399
[1]	Avast plc	979,288	6,314
*	Inchcape plc	691,561	6,268
	British American Tobacco plc ADR	161,443	5,901
*	IWG plc	1,272,118	5,437
*,1	Countryside Properties plc	920,260	5,417
*	Hays plc	2,774,772	5,310
	Close Brothers Group plc	265,566	5,118
	Man Group plc	2,550,185	5,091
*	Greggs plc	179,328	5,081
	Ashmore Group plc	819,409	5,049
*	Renishaw plc	60,808	4,982
	UDG Healthcare plc	444,166	4,952
	LondonMetric Property plc	1,577,758	4,911
	Britvic plc	470,928	4,792
*	John Wood Group plc	1,190,672	4,756
*	WH Smith plc	222,244	4,641
	Assura plc	4,663,846	4,619
	Victrex plc	144,262	4,612
	Pets at Home Group plc	838,723	4,598
	Grafton Group plc	385,688	4,554
*,1	Trainline plc	817,773	4,554
*	Beazley plc	1,064,954	4,533
	Softcat plc	219,905	4,528
	Primary Health Properties plc	2,266,921	4,498
*	Vistry Group plc	389,780	4,489
*	Balfour Beatty plc	1,210,521	4,458
	Fresnillo plc	327,204	4,409
	Cranswick plc	91,686	4,276
	Big Yellow Group plc	283,300	4,275
	Grainger plc	1,173,748	4,268
	QinetiQ Group plc	998,252	4,100
	Computacenter plc	128,071	4,100
	Future plc	172,015	4,075
*,1	Wizz Air Holdings plc	67,676	4,038
	Safestore Holdings plc	363,584	4,026
	Great Portland Estates plc	450,880	4,016
*	easyJet plc	398,675	3,948
	Lancashire Holdings Ltd.	421,763	3,925
*	Virgin Money UK plc	2,197,041	3,873
	KAZ Minerals plc	390,920	3,866
*,1	Network International Holdings plc	828,355	3,859
*	International Consolidated Airlines Group SA	1,974,984	3,838
*	Domino's Pizza Group plc	837,628	3,768
[1]	John Laing Group plc	869,903	3,759
*	SSP Group plc	933,864	3,694
*	Carnival plc	232,834	3,668
*	OSB Group plc	652,932	3,668
	Drax Group plc	697,594	3,562
	IntegraFin Holdings plc	470,884	3,523
[2]	TUI AG	733,922	3,521

		Shares	Market Value ($000)
*	Pagegroup plc	564,095	3,465
	Synthomer plc	589,269	3,463
	Spirent Communications plc	1,062,894	3,459
*	Savills plc	240,293	3,451
*	Serco Group plc	2,142,085	3,422
*	Playtech plc	538,700	3,419
	Moneysupermarket.com Group plc	927,883	3,384
*,2	Shaftesbury plc	442,276	3,376
	Ultra Electronics Holdings plc	122,626	3,341
	Aggreko plc	420,743	3,337
	Plus500 Ltd.	178,681	3,278
*	National Express Group plc	955,951	3,267
	Bodycote plc	333,471	3,196
*	Ascential plc	698,836	3,165
*	Marshalls plc	348,880	3,097
	TP ICAP plc	1,003,286	3,059
	AJ Bell plc	516,530	3,037
	Jupiter Fund Management plc	774,500	3,032
	Investec plc	1,167,533	3,022
	Centamin plc	1,925,127	3,013
*,1	Watches of Switzerland Group plc	343,398	3,005
*	Redrow plc	403,749	2,899
	Rhi Magnesita NV	52,921	2,806
*	Micro Focus International plc	461,915	2,786
	Paragon Banking Group plc	444,793	2,756
*	Dunelm Group plc	174,181	2,746
*	Mediclinic International plc	682,278	2,698
*	Dixons Carphone plc	1,773,337	2,661
*	Polypipe Group plc	379,049	2,661
	Hill & Smith Holdings plc	142,885	2,637
	Daily Mail & General Trust plc Class A	249,138	2,618
*	Oxford Instruments plc	94,259	2,545
	Vesuvius plc	372,502	2,534
*,1,2	Aston Martin Lagonda Global Holdings plc	91,193	2,533
*	Capital & Counties Properties plc	1,293,418	2,471
*	Indivior plc	1,310,417	2,457
	Euromoney Institutional Investor plc	187,380	2,438
	Gamesys Group plc	139,027	2,417
	Workspace Group plc	234,526	2,292
	Rathbone Brothers plc	102,031	2,240
	Sirius Real Estate Ltd.	1,710,443	2,210
*	J D Wetherspoon plc	139,326	2,193
	Cairn Energy plc	883,784	2,180
*	Coats Group plc	2,583,161	2,168
*	Firstgroup plc	2,203,716	2,157
*	AO World plc	502,300	2,138
	Brewin Dolphin Holdings plc	530,862	2,136
	Hammerson plc	6,736,478	2,130
*	Petropavlovsk plc	5,352,765	2,116
	FDM Group Holdings plc	152,668	2,088
	Avon Rubber plc	48,984	2,071
	Telecom Plus plc	112,143	1,997
	Morgan Advanced Materials plc	497,128	1,982
	888 Holdings plc	477,068	1,969
*,1	Ibstock plc	695,524	1,961
	Ferrexpo plc	508,348	1,960
	Chemring Group plc	483,752	1,955
*	Frasers Group plc	332,240	1,937

		Shares	Market Value ($000)
[1]	Airtel Africa plc	1,780,426	1,928
*	Crest Nicholson Holdings plc	430,212	1,900
	Sanne Group plc	250,092	1,891
*	Energean plc	173,064	1,861
*,2	Cineworld Group plc	1,762,340	1,847
	Ninety One plc	577,644	1,844
*	Just Group plc	1,766,138	1,842
*	Essentra plc	458,566	1,807
*	C&C Group plc (XLON)	536,644	1,699
	Kainos Group plc	100,135	1,698
*	Bytes Technology Group plc (XLON)	342,189	1,688
	St. Modwen Properties plc	318,341	1,686
*	Vectura Group plc	1,036,621	1,656
*	Mitchells & Butlers plc	404,265	1,646
*	TalkTalk Telecom Group plc	1,208,432	1,615
	NCC Group plc	470,169	1,586
*,1	McCarthy & Stone plc	942,589	1,544
*	Elementis plc	1,018,735	1,535
	Redde Northgate plc	452,115	1,514
	Clarkson plc	44,137	1,508
*	Provident Financial plc	441,968	1,479
	Hochschild Mining plc	455,065	1,430
*	Babcock International Group plc	446,695	1,420
*	Mitie Group plc	2,125,816	1,393
*,1	TI Fluid Systems plc	398,763	1,386
	Keller Group plc	132,891	1,379
*	Capita plc	2,890,314	1,378
*	Halfords Group plc	355,289	1,326
*	Greencore Group plc	814,311	1,294
*	Marston's plc	1,110,837	1,248
	UK Commercial Property REIT Ltd.	1,305,332	1,164
	PZ Cussons plc	330,887	1,121
	Picton Property Income Ltd.	984,379	1,110
*	Bank of Georgia Group plc	69,389	1,088
*	TBC Bank Group plc	65,352	1,085
[1]	CMC Markets plc	195,861	1,078
*,1	Spire Healthcare Group plc	481,751	1,065
*	Go-Ahead Group plc	76,826	1,034
*	Senior plc	767,087	999
	BMO Commercial Property Trust Ltd.	935,220	998
*	AG Barr plc	144,839	970
	GoCo Group plc	558,547	940
	Helical plc	181,003	937
*,1	Equiniti Group plc	584,079	930
*	Restaurant Group plc	991,301	924
*,2	Tullow Oil plc	2,571,444	897
*	Calisen plc	250,909	885
*	Stagecoach Group plc	735,503	743
	Hunting plc	264,952	724
*	Micro Focus International plc ADR	122,776	724
	Devro plc	308,677	723
*,2	Petrofac Ltd.	444,272	722
	RDI REIT plc	451,914	564
*	Rank Group plc	317,838	542
*,2	SIG plc	1,317,906	520
*,2	Premier Oil plc	1,516,536	392
*,1	Funding Circle Holdings plc	281,046	384
*,1	Bakkavor Group plc	273,829	312

		Shares	Market Value ($000)
[1]	Alfa Financial Software Holdings plc	164,697	291
*	C&C Group plc	29,725	94
*,1,3	Finablr plc	304,209	46
*,2,3	Intu Properties plc	1,544,041	38
*	Renewi plc	8,832	5
*,3	NMC Health plc	157,105	—
*,3	Carillion plc	1,000,411	—
			4,706,556
Total Common Stocks (Cost $21,573,859)			19,503,595
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund, 0.107% (Cost $135,577)	1,355,782	135,578
Total Investments (99.8%) (Cost $21,709,436)			19,639,173
Other Assets and Liabilities—Net (0.2%)			30,060
Net Assets (100%)			19,669,233
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $752,435,000, representing 3.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $111,858,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $129,691,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2021	2,805	97,558	(1,157)
FTSE 100 Index	March 2021	557	35,431	(1,070)
				(2,227)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	4/6/21	EUR	86,007	USD	106,105	—	(1,572)
Bank of America, N.A.	4/6/21	GBP	28,640	USD	38,895	361	—
UBS AG	4/6/21	USD	93,068	CHF	81,867	976	—
Standard Chartered Bank	4/6/21	USD	7,935	DKK	47,864	115	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	4/14/21	USD	3,843	EUR	3,139	27	—
JPMorgan Chase Bank, N.A.	4/14/21	USD	1,563	GBP	1,162	—	(30)
						1,479	(1,602)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At January 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $586,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,657	19,496,665	273	19,503,595
Temporary Cash Investments	135,578	—	—	135,578
Total	142,235	19,496,665	273	19,639,173
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	1,479	—	1,479
Liabilities
Futures Contracts[1]	1,674	—	—	1,674
Forward Currency Contracts	—	1,602	—	1,602
Total	1,674	1,602	—	3,276
1	Represents variation margin on the last day of the reporting period.